Average Annual Total Returns - FidelitySAIUSTreasuryBondIndexFund-PRO - FidelitySAIUSTreasuryBondIndexFund-PRO - Fidelity SAI U.S. Treasury Bond Index Fund	Apr. 29, 2025
Fidelity SAI U.S. Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	0.72%
Past 5 years	(0.69%)
Since Inception	0.51%	[1]
Fidelity SAI U.S. Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(0.46%)
Past 5 years	(1.57%)
Since Inception	(0.33%)	[1]
Fidelity SAI U.S. Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.43%
Past 5 years	(0.81%)
Since Inception	0.08%	[1]
LB001
Average Annual Return:
Past 1 year	1.25%
Past 5 years	(0.33%)
Since Inception	1.27%
LB009
Average Annual Return:
Past 1 year	0.58%
Past 5 years	(0.68%)
Since Inception	0.56%

[1]	A From March 1, 2016 .